Shareholders’ equity - Common Shares (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Jan. 31, 2019
Shareholders’ equity
Proceeds from exercise of stock options			$ 2,500,000
Salares Norte Royalty Interest
Shareholders’ equity
Number of common shares issued in acquisition (in share)					366,499
Common shares
Shareholders’ equity
Shares issued	187,408,583		187,408,583
Shares outstanding	187,408,583		187,408,583
Shares, par value (dollars per share)	$ 0		$ 0
Proceeds from exercise of stock options	$ 1,500,000	$ 0	$ 2,500,000	$ 0
Common shares issued from dividend reinvestment plan	147,257	134,531	281,362	248,185
Exercise of stock options	47,400	0	68,241	0
Common shares | Salares Norte Royalty Interest
Shareholders’ equity
Number of common shares issued in acquisition (in share)					366,499
Value of common shares issued in acquisition					$ 27,000,000
Preferred shares
Shareholders’ equity
Shares issued	0		0